Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 6,655	$ 6,450	$ 12,039	$ 11,526
Cost of goods sold	5,427	5,252	9,924	9,490
Other, net	139	190	280	820
Interest expense	234	240	453	470
Income taxes	(113)	(107)	(161)	(147)
Net income (loss)	247	129	296	(384)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	23	(6)	58	3
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	(3)	(13)	(2)	(20)
Cost of goods sold	20	(16)	34	(22)
Other, net	(7)	(4)	(4)	(6)
Interest expense		2	1	3
Income taxes		6	(1)	9
Net income (loss)	10	(25)	28	(36)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	23	22	47	46
Amortization of prior service cost		(1)	(1)	(2)
Income taxes	(10)	(2)	(16)	(5)
Net income (loss)	$ 13	$ 19	$ 30	$ 39